Shareholder Fees {- FundsManager 20% Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 | FundsManager 20% Portfolio
Shareholder Fees:
(fees paid directly from your investment)